Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other non-current liabilities
28.	Other non-current liabilities

	2019	2018
Consideration payable in relation to the acquisition of Belarusian Telecom	359,554	358,304
Deferred revenue	303	2,497
Deposits and guarantees received from dealers	—	3,809

	359,857	364,610

A consideration payable in relation to the acquisition of Belarusian Telecom represents the present value of the long-term contingent consideration payables to the seller. Payment of USD 100,000 (equivalent to TL 594,020 as of 31 December 2019) is contingent on the financial performance of Belarusian Telecom, and based on management’s estimations, where the amount is expected to be paid in instalments between 2026 and 2030 (31 December 2018: the first quarter of 2023). The discount rate used for calculating present value of the consideration payable in relation to the acquisition of Belarusian Telecom as of 31 December 2019 is in a range from 5.2% to 6.1% (31 December 2018: 9.5%).